Organization and Principal Activities (Details) - Initial Public Offering [Member] $ / shares in Units, $ in Thousands	Sep. 06, 2023 USD ($) $ / shares shares
Organization and Principal Activities [Line Items]
Ordinary shares | shares	2,000,000
Per share | $ / shares	$ 0.0001
Offering price, per share | $ / shares	$ 4
Gross proceeds | $	$ 8,000,000
Net proceeds of initial public offering | $	$ 7,065,000